Fixed Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 284,253	$ 316,377
Less: accumulated depreciation	(69,947)	(72,540)
Net book value	214,306	243,837
Depreciation expense	16,374	23,745	$ 15,583
Office building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	195,281	207,236
Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	50,660	68,152
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	32,143	34,004
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	4,440	5,463
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,729	$ 1,522